Schedule of Projected Benefit Obligations and the accumulated benefit obligations (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 FRANCE [Member]	Dec. 31, 2012 FRANCE [Member]	Dec. 31, 2011 FRANCE [Member]	Dec. 31, 2013 JAPAN [Member]	Dec. 31, 2012 JAPAN [Member]	Dec. 31, 2011 JAPAN [Member]
Normal cost	€ 17	€ 18	€ 17	€ 7	€ 6	€ 6